Other Income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other income	$ 41	$ 280	$ 4,787
Other long-term assets	$ 1,920	$ 690
Defaulted charterer
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other income			$ 4,623
Number of vessels			2
Derivative			$ 3,446
Other long-term assets			$ 1,177